Finance Income and Costs	12 Months Ended
Mar. 31, 2023
Disclosure Of Finance Income Expense [Abstract]
Finance Income and Costs
16)
FINANCE INCOME AND COSTS

	For the year ended March 31
Particulars	2021	2022	2023
Recognized in profit or loss
Interest income on term deposits measured at amortised cost	4,628	6,618	9,703
Change in fair value of financial asset measured at FVTPL	—	4	—
Change in fair value of financial liability measured at FVTPL	350	—	—
Other interest income	2,554	3,362	1,271
Net foreign exchange gain	4,568	—	—
Finance income	12,100	9,984	10,974
Interest expense on financial liabilities measured at amortised cost	2,035	13,744	15,067
Change in fair value of financial liability measured at FVTPL	—	1,181	673
Change in fair value of financial asset measured at FVTPL	—	—	2,820
Net foreign exchange loss	—	8,218	25,636
Impairment loss on trade and other receivables	358	904	349
Interest expense on lease liabilities	1,867	1,569	1,554
Finance and other charges	538	710	633
Finance costs	4,798	26,326	46,732

Net finance income (costs) recognized in profit or loss	7,302	(16,342)	(35,758)